ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2012
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net
	As of December 31,
	2011	2012
	RMB	RMB

Accounts receivable	121,464	102,490
Less: Allowance for doubtful accounts	(14,639)	(34,584)
Accounts receivable, net	106,825	67,906

Schedule of allowance for doubtful accounts
	As of December 31,
	2011	2012
	RMB	RMB

Balance at beginning of year	—	—
Addition	—	(255,643)
Written off	—	247,943
Balance at end of year	—	(7,700)